LEASE - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)
LEASE
Lease receivables	¥ 2,175		¥ 2,175		$ 306
Lease receivables with carrying value	1,759		340		248
Derecognition of underlying assets	40,066	$ 5,643	47,409
Failed sale-leaseback transactions as seller-lessee
Sale leaseback liability current	¥ 301,681				$ 42,491
Effective interest rate	4.50%				4.50%
Interest expenses	¥ 74,024	10,426	47,049	¥ 39,876
Sale leaseback liability non current	202,178				$ 28,476
Short term lease cost	41	6
Prepaid land lease amortization expenses	397,859	56,037	407,486
Right-of-use asset amortization expenses	9,627	1,356	9,627	¥ 9,621
Secured debt, other	386,614		¥ 395,973		$ 54,453
Cost of revenue
Failed sale-leaseback transactions as seller-lessee
Short term lease cost	19,834	2,794
General and administrative expense
Failed sale-leaseback transactions as seller-lessee
Short term lease cost	¥ 21,365	$ 3,009
Minimum
Failed sale-leaseback transactions as seller-lessee
Effective interest rate	2.08%				2.08%
Maximum
Failed sale-leaseback transactions as seller-lessee
Effective interest rate	11.70%				11.70%